Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from other banks	$ 173,694	$ 178,868	$ 189,728
Interest bearing deposits in other banks	574,398	455,538	126,352
Restricted cash (including held by variable interest entities ("VIE") of $42,932 in 2011 and $41,243 in 2010)	64,896	62,249	24,020
Securities available for sale, at fair value	98,237	465,020	346,375
Investment securities at cost or amortized cost (fair value: $2,033 in 2010 and $9,654 in 2009)	181	2,033	9,654
Current income tax receivable		9,399	64,006
Tax certificates, net of allowance of $7,535 in 2011 and $8,811 in 2010 and $6,781 in 2009	56,268	89,789	110,991
Federal Home Loan Bank ("FHLB") stock, at cost which approximates fair value	25,223	43,557	48,751
Loans held for sale	47,596	29,765	4,547
Loans receivable, net of allowance for loan losses of $130,719 in 2011 and $162,139 in 2010 and $187,218 in 2009	2,537,922	3,009,721	3,678,894
Notes receivable (including gross securitized notes of $471,595 in 2011 and $533,479 in 2010) net of allowance of $75,042 in 2011 and $93,398 in 2010	534,400	574,969	279,645
Retained interest in notes receivable sold		0	26,340
Accrued interest receivable	15,711	22,010	32,279
Inventory	235,401	265,319	384,007
Real estate owned	92,751	74,488	46,477
Investments in unconsolidated affiliates	13,858	12,455	15,272
Properties and equipment, net	202,017	213,089	283,056
Goodwill	12,241	12,241	12,241
Intangible assets, net	74,500	78,918	83,743
Prepaid Federal Deposit Insurance Corporation ("FDIC") deposit insurance assessment	14,633	22,008	31,250
Assets held for sale	1,768	37,334	0
Assets held for sale from discontinued operations	30,250	83,754	178,973
Other assets	80,894	70,542	65,500
Total assets	4,886,839	5,813,066	6,042,101
Liabilities:
Interest bearing deposits	2,464,465	2,758,032	3,133,360
Non-interest bearing deposits	857,314	792,012	815,458
Deposits held for sale	0	341,146	0
Total deposits	3,321,779	3,891,190	3,948,818
Advances from FHLB	0	170,000	282,012
Securities sold under agreements to repurchase	0	21,524	24,468
Other short term borrowings	960	1,240	2,803
Receivable-backed notes payable (including $399,360 held by VIE in 2011 and $459,030 in 2010)	495,518	569,214	237,416
Notes and mortgage notes payable and other borrowings	164,141	239,571	395,361
Junior subordinated debentures	473,396	461,568	447,211
Deferred income taxes, net	22,424	28,663	25,205
Deferred gain on debt settlement	29,875	11,305	0
Liabilities related to assets held for sale from discontinued operations		0	76,351
Other liabilities	176,932	186,634	187,032
Total liabilities	4,685,025	5,580,909	5,626,677
Commitments and contingencies
Preferred stock of $.01 par value; authorized - 10,000,000 shares:
Redeemable 5% Cumulative Preferred Stock - $.01 par value; authorized 15,000 shares issued and outstanding 15,000 shares with redemption value of $1,000 per share	11,029	11,029	11,029
Equity:
Additional paid-in capital	230,571	230,748	227,934
Accumulated deficit	(100,769)	(88,853)	18,166
Accumulated other comprehensive (loss) income	(11,889)	223	(1,771)
Total BFC Financial Corporation ("BFC") shareholders' equity	118,667	142,872	245,083
Noncontrolling interests	72,118	78,256	159,312
Total equity	190,785	221,128	401,826
Total liabilities and equity	4,886,839	5,813,066	6,042,101
Scenario, Previously Reported [Member]
Equity:
Total equity			404,395
Class A Common Stock
Equity:
Common stock	685	685	685
Total equity	685	685	685
Class B Common Stock
Equity:
Common stock	69	69	69
Total equity	$ 69	$ 69	$ 69